Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 5,254	$ 4,842
Deferred tax liability	(2,769)	(2,614)
Net deferred tax assets (liabilities)	$ 2,485	$ 2,228	$ 2,602